091-07014fn

For Internal Use Only SECURITIES AND EXCHANGE COMMISSION	Submit 1 Original		OMB Approval No.:
Sec File No. 91 - RECEIVED	and 9 Copies		Expires:

Estimated average burden hours per response: 2.00

DEC 10 2009

DIVISION OF TRADING & MARKETS

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

10045609

Part I **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:

NYSE Arca, Inc.

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):

Open-end Management Investment Company

3. Class of New Derivative Securities Product:

Investment Company Units

4. Name of Underlying Instrument:

FTSE Emerging Markets Index

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:

Broad Based

6. Ticker Symbol(s) of New Derivative Securities Product:

GSR

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

Buenos Aires Exchange, Sao Paulo Exchange, Santiago Exchange, Hong Kong Exchange, Shanghai Exchange, Shenzen Exchange, Bogatoa Exchange, Prague Exchange, Cairo Exchange, Budapest Exchange, Bombay Exchange, Indonesia Stock Exchange, Kuala Lumpur Exchange, Mexico City Exchange, Casablanca Exchange, Karachi Exchange, Lima Exchange, Manila Exchange, Warsaw Exchange, Russian Trading System, Johannesburg Exchange, Taipei Exchange, Taiwan OTC (Gre Tai Securities Market), Bangkok Exchange, Bangkok Alien Exchange, Istanbul Exchange

8. Settlement Methodology of New Derivative Securities Product:

Regular way trades settle on T+3/Book entry only held in DTC.

9. Position Limits of New Derivative Securities Product (if applicable):

Not applicable.

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:

Janet M. Kissane

Title:

Corporate Secretary

Telephone Number:

(212) 656-2039

Manual Signature of Official Responsible for Form:

Janet M Kissane

December 9, 2009

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	DEC 10 2009

SEC 2449 (1/99)

Janet Kissane
Corporate Secretary

NYSE Arca

NYSE Arca, Inc.
11 Wall Street
New York, NY 10005
tel: 212.656.2039
fax: 212.656.8101
jkissane@nyx.com

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
DEC 10 2009
DIVISION OF TRADING & MARKETS

Via Overnight Mail

December 9, 2009

Ms. Gail Jackson
US Securities and Exchange Commission
Division of Trading and Markets
Station Place – Building I
100 F Street, N.E. – Room 6628
Washington, DC 20549

Re: Form 19b-4(e) – Bank of America / GlobalShares / Claymore / iShares / Global X China / FaithShares

Dear Ms. Jackson:

Enclosed for filing pursuant to Section 19(b) of the Securities Exchange Act of 1934 and Rule 19b-4 thereunder, please find an original and nine copies of Form 19b-4(e) with respect to the following securities:

- Bank of America Market-Linked Step Up Return Notes linked to the S&P 500 Index due November 26, 2012 (Ticker Symbol: BSQ)
- Bank of America Market-Linked Step Up Return Notes linked to the S&P 500 Index due November 28, 2011 (Ticker Symbol: MZW)
- Bank of America Strategic Accelerated Redemption Securities linked to the S&P 500 Index due December 5, 2011 (Ticker Symbol: SFH)
- GlobalShares FTSE Emerging Market ETF linked to the FTSE Emerging Markets Index (Ticker Symbol: GSR)
- Claymore China Technology ETF linked to the AlphaShares China Technology Index (Ticker Symbol: CQQQ)
- iShares 10+ Year Credit Bond Fund ETF linked to the Merrill Lynch 10+ Year US Corporate & Yankees Index (Ticker Symbol: CLY)
- iShares 10+ Year Government/Credit Bond Fund ETF linked to the Merrill Lynch 10+ Year US Corporate & Government Index (Ticker Symbol: GLJ)
- Global X China Technology ETF linked to the S-BOX China Technology Index (Ticker Symbol: CHIB)
- FaithShares Catholic Value Fund linked to the FaithShares Catholic Values Fund Index (Ticker Symbol: FCV)
- FaithShares Christian Value Fund linked to the FaithShares Christian Values Fund Index (Ticker Symbol: FOC)

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	DEC 10 2009

- FaithShares Methodist Value Fund linked to the FaithShares Methodist Values Fund Index (Ticker Symbol: FMV)

If you have any questions, please do not hesitate to call me at (212) 656-2039.

Sincerely,

Enclosures

cc: Tim Malinowski (NYSE Euronext)